DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
26. DISCONTINUED OPERATIONS

During the year ended December 31, 2012, the Company sold twelve vessels and one hull, and three lenders foreclosed on the shares of the respective vessel owning companies and determined that the sales and the foreclosures met the requirements for these vessels and vessel owning companies to be classified as discontinued operations, which are reflected in the Company’s consolidated statements of operations and comprehensive loss for all periods presented.

During 2011, the Company had sold four vessels and determined that the sale of these vessels met the requirements for these vessels to be classified as discontinued operations, which are reflected in the Company’s consolidated statements of operations and comprehensive loss for all periods presented. In addition, as of December 31, 2011, the Company classified four vessels as “Assets held for sale”.

Vessels

On April 6, 2012, the Company signed a memorandum of agreement in respect of each of the Hiona and the Hiotissa. On July 19, 2012 and on July 27, 2012, the Company sold the Hiona and the Hiotissa, respectively, to two unrelated parties for proceeds of approximately $28,500 for each vessel. The gain on the sale of the vessels amounted to $18,011 and is included in Loss from discontinued operations. The Company paid an address commission of 1.5% of the purchase price as a sales commission.

On April 5, 2012, the Company signed a memorandum of agreement in respect of the Newlead Venetico and on May 8, 2012 sold the vessel to an unrelated party for proceeds of approximately $9,450. The loss on the sale of the vessel amounted to $1,268 and is included in Loss from discontinued operations. The Company paid an address commission of 4.25% of the purchase price as a sales commission.

On March 21, 2012, the Company signed a memorandum of agreement relating to the Navios Serenity and on March 26, 2012 sold the vessel to an unrelated party for proceeds of approximately $26,000. The loss on the sale of the vessel amounted to $49 and is included in Loss from discontinued operations.

On February 24, 2012, the Bank of Scotland plc issued notices of enforcement and notices of default and acceleration in relation to their respective loan agreements, each dated April 15, 2010 (collectively, the “Kamsarmax Syndicate Facility Agreements”), between Ayasha Trading Corporation (“Ayasha”) and Bethune Properties S.A. (“Bethune”), as borrowers, and the Bank of Scotland, BMTU Capital Corporation, and the Bank of Ireland, as lenders (see Note 16). Ayasha and Bethune were the shipowning companies of the vessels Newlead Tomi and Newlead Gujarat, respectively. Pursuant to such notices, the Bank of Scotland, as the agent and security trustee under each of the Kamsarmax Syndicate Facility Agreements, exercised its rights to foreclose on the shares of Ayasha and Bethune, which secured the loans under the Kamsarmax Syndicate Facility Agreements and the vessels were handed over to the lenders’ control. The gain on the transaction resulting from the release of the respective liabilities to the lender amounted to $24,576 and is included in Loss from discontinued operations.

On February 10, 2012, the Company signed a memorandum of agreement relating to the Newlead Esmeralda and on February 16, 2012 sold the vessel to an unrelated party for proceeds of approximately $11,400. The loss on the sale of the vessel amounted to $28 and is included in Loss from discontinued operations.

On December 29, 2011, the Company signed a memorandum of agreement relating to the Grand Ocean and on January 11, 2012 sold the vessel to an unrelated party for proceeds of approximately $8,150. The loss on the sale of the vessel amounted to $457 and is included in Loss from discontinued operations. As of December 31, 2011, the Grand Ocean was classified as an asset held for sale, and was written down to its recoverable amount. The Company paid a 2% address commission and a 1% brokerage commission of the purchase price as sales commission to an unrelated party.

On December 20, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale of four LR1 product tanker vessels. The sale of two vessels, the Newlead Fortune and the Newlead Avra, was completed on December 22, 2011 for a net aggregate selling price of $64,532. The carrying value of the vessels was $55,171 and the gain on the sale of these two vessels amounted to $8,640 and is included in Loss from discontinued operations in the accompanying statements of operations and comprehensive loss and cash flows. As of December 31, 2011, the Newlead Compass and the Newlead Compassion met the criteria for “Assets Held for Sale” and were recorded at their carrying value of $64,712, since this was below fair value (less costs to sell). The sale was completed on January 31, 2012 for a selling price of $80,159. The gain on the sale of these two vessels amounted to $14,267 and is included in Loss from discontinued operations in the accompanying statements of operations and comprehensive loss and cash flows.

On August 12, 2011, First Business Bank and the Company entered into an agreement for the sale of two vessels, the Newlead Spartounta and Newlead Prosperity, which were sold on September 13, 2011 and September 20, 2011, respectively, for a net aggregate selling price of $33,548. The carrying value of the vessels was $28,005 and the gain on the sale of these two vessels amounted to $4,931 and is included in Loss from discontinued operations in the accompanying statements of operations and comprehensive loss and cash flows.

Vessels under construction

In July 2010, the Company acquired among other vessels and newbuildings, the Handysize Hull 4029. As of December 31, 2011, the Handysize Hull 4029 was tested for impairment and an impairment charge of $5,530 was recorded. As a result, as of December 31, 2011, total fair value of deposits for this Hull was $7,055 and the remaining commitments for delivery of this vessel amounted to approximately $19,350.

On February 20, 2012, the Company received a default letter from the yard in respect of the delay of the payment of an installment of $7,400 after the completion of the “steel cutting” in September 2011 for the Handysize Hull 4029. On May 22, 2012, the Company signed an agreement with the shipbuilder and the Shipbuilding Contract with SPP Shipbuilding Co., Ltd., the prior contract with the yard, was terminated and ceased to be valid. Under this agreement, the Company and the yard mutually waived all rights and released and discharged each other from all liabilities, obligations, claims and demands. This agreement resulted in the Company being released from the $7,400 liability to the yard and the $7,240 write-off of the balance of the vessel under construction (the amount of $7,240 includes capitalized expenses amounted of $185 during 2012). In addition, on May 22, 2012, the Company was released from its obligations under the related Handysize Syndicate Facility Agreement for the Handysize Hull 4029, which were $5,492 (see Note 16). Furthermore, the obligation under the purchase option liability of $1,779 was written off upon the termination of the shipbuilding contract. The net gain resulting from these transactions and any other costs related to the sale amounted to $7,424 and is included in Loss from discontinued operations.

Leased vessels

(a) Northern Shipping Fund LLC

In June 2011, the Company entered into an agreement with Northern Shipping Fund LLC for the sale and immediate bareboat leaseback of the Post-Panamax dry bulk vessel, the Newlead Endurance. The net proceeds for the sale were $26,600 and the bareboat leaseback charter period was seven years. NewLead retained call options to buy the vessel back during the lease period at pre-determined decreasing prices at the end of each of the seven years starting from the first year, with the last call option price at $26,500 at the end of the lease term. Moreover, a put option existed, which if exercised, would have required the Company to repurchase the vessel for approximately $26,500 at the end of the lease term. The call or put option price was to be paid in cash. On February 14, 2012, an amendment agreement was signed, eliminating the existing put option.

The Company concluded that it had retained substantially all of the benefits and risks associated with such vessel and has treated the transaction as a financing, resulting in an immediate loss of $208.

On March 14, 2012, the Company received enforcement notices from Endurance Shipping LLC whereby, among other things, Endurance Shipping LLC exercised its rights to foreclose on the pledge of the shares of Curby Navigation Ltd., which secured the bareboat charter, and the vessel was delivered back to Northern Shipping Fund LLC pursuant to a redelivery agreement in respect of the capital leasing arrangement. On March 31, 2012, the Company entered into a deed of release with Endurance Shipping LLC, the owner of the Newlead Endurance, pursuant to which the Company was unconditionally released from its guarantee under the bareboat charter for the Newlead Endurance, which had been chartered-in by Curby Navigation Ltd., and all its obligations and liabilities under the relevant finance lease documentation. In connection with the enforcement notices, the Company also received a termination notice in respect of the ship management agreement between Curby Navigation Ltd. and Newlead Bulkers S.A., which had been the manager of the Newlead Endurance. As of December 31, 2012, no outstanding balance on the lease debt remained. The loss on the transaction amounted to $5,645 and is included in Loss from discontinued operations.

(b) Lemissoler Maritime Company W.L.L.

In November 2010, the Company signed an agreement with Lemissoler for the sale and leaseback of the vessels Australia, Brazil, China and Grand Rodosi (see also Note 17).

On March 19, 2012, the Company entered into an agreement with Prime Lake Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel Brazil, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on March 19, 2012.

On February 3, 2012, the Company entered into an agreement with Prime Hill Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel Grand Rodosi, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on February 7, 2012.

On February 3, 2012, the Company entered into an agreement with Prime Time Maritime Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.) in order to redeliver the vessel China, in settlement of part of the vessel’s outstanding debt. The redelivery of the vessel was completed on February 11, 2012.

On October 21, 2011, the Company entered into an agreement with Prime Mountain Shipping Ltd. (an affiliate of Lemissoler Maritime Company W.L.L.), in order to redeliver the vessel Australia, in settlement of part of the vessel’s outstanding debt, for a gross aggregate price of $13,220. As of December 31, 2011, the Australia was classified as an asset held for sale, and was written down to its fair value (less costs to sell). The redelivery of the vessel was completed on January 31, 2012. The Company paid an address commission of 3.5% of the purchase price as a sales commission.

The aggregate loss of the redelivery of these four vessels amounted to $669 and is included in Loss from discontinued operations.

The following table represents the revenues and net loss from discontinued operations:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011

Operating Revenues	$-	$14,187	$95,773
Net loss	$(11,422)	$(1,800)	$(166,679)

The reclassification to discontinued operations had no effect on the Company’s previously reported consolidated net loss. In addition to the financial statements themselves, certain disclosures have been modified to reflect the effects of these reclassifications on those disclosures. The Company recorded an impairment charge on vessels in the amount of $0, $0 and $150,161 for the years ended December 31, 2013, 2012 and 2011, respectively.